Securities	3 Months Ended
Jan. 31, 2021
Text block [abstract]
Securities
Note 5.    Securities
Securities

$ millions, as at	2021 Jan. 31	2020 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$51,334	$53,968
Equity securities designated at FVOCI	609	585
Securities measured at amortized cost (1)	31,993	31,800
Securities mandatorily measured and designated at FVTPL	66,557	62,693
	$150,493	$149,046
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2020: nil).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at				2021 Jan. 31				2020 Oct. 31
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$10,319	$46	$–	$10,365	$11,379	$32	$(2)	$11,409
Other Canadian governments	13,354	182	–	13,536	15,187	128	–	15,315
U.S. Treasury and agencies	12,295	51	–	12,346	12,533	63	–	12,596
Other foreign governments	6,259	36	(3)	6,292	5,825	38	(2)	5,861
Mortgage-backed securities	2,054	49	(1)	2,102	2,320	49	(1)	2,368
Asset-backed securities	348	–	(2)	346	197	–	(2)	195
Corporate debt	6,322	26	(1)	6,347	6,194	31	(1)	6,224
	50,951	390	(7)	51,334	53,635	341	(8)	53,968
Corporate public equity (2)	28	20	–	48	30	15	(3)	42
Corporate private equity	544	55	(38)	561	546	43	(46)	543
	572	75	(38)	609	576	58	(49)	585
	$51,523	$465	$(45)	$51,943	$54,211	$399	$(57)	$54,553
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $ 20 million (October 31, 2020: $ 22 million).
(2)	Includes restricted stock.
The fair value of equity securities designated at FVOCI that were disposed of during the quarter was $7 million ($88 million and nil for the three months ended October 31, 2020 and January 31, 2020, respectively). Net realized cumulative after-tax
gains resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI of $3 million were reclassified from AOCI to retained earnings for the three months ended January 31, 2021 ($62 million and $29 million for the three months ended October 31, 2020 and January 31, 2020, respectively).
Dividend income recognized on equity securities designated at FVOCI that were still held as at January 31, 2021 was $1 million ($1 million and $4 million for the three months ended October 31, 2020 and January 31, 2020, respectively). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at January 31, 2021 was nil ($2 million and nil for the three months ended October 31, 2020 and January 31, 2020, respectively).

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the expected credit loss (ECL) allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2021	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$18	$4	$–	$22
	Provision for (reversal of) credit losses (1)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$17	$3	$–	$20
2020	Debt securities measured at FVOCI
Oct. 31	Balance at beginning of period	$19	$5	$–	$24
	Provision for (reversal of) credit losses (1)	–	(1)	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$18	$4	$–	$22
2020	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$14	$3	$6	$23
	Provision for (reversal of) credit losses (1)	(1)	–	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	1	(1)	–	–
	Balance at end of period	$14	$2	$6	$22
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.